Borrowings (Details Textual 1) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 28, 2017	Apr. 30, 2012	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Derivative [Line Items]
Derivative fixed average interest rate	1.10%	2.80%
LIBOR [Member]
Derivative [Line Items]
Floating LIBOR rate debt	$ 250,000,000.0	$ 500,000,000	$ 250,000,000.0
Cash flow hedging [Member]
Derivative [Line Items]
Net losses reclassified from AOCI to interest expense			31,200,000	$ 26,000,000	$ 3,900,000
Interest rate swap contracts [Member] | Cash flow hedging [Member] | Interest expense [Member]
Derivative [Line Items]
Net losses reclassified from AOCI to interest expense			4,000,000	8,100,000	$ 8,300,000
Interest rate swap contracts [Member] | Designated as hedging instrument [Member]
Derivative [Line Items]
Notional value of interest rate swap agreements	250,000,000		250,000,000	600,000,000
Interest rate swap contracts [Member] | Designated as hedging instrument [Member] | Cash flow hedging [Member]
Derivative [Line Items]
Notional value of interest rate swap agreements	250,000,000.0	500,000,000.0	250,000,000.0
Interest rate swap contracts [Member] | Not designated as hedging instrument [Member]
Derivative [Line Items]
Notional value of interest rate swap agreements	$ 0	$ 500,000,000.0	$ 0	$ 1,000,000,000